UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:       811-21958

Exact name of registrant
  as specified in charger:                DGHM Investment Trust
Address of principal
  executive offices:                      8730 Stony Point Parkway, Suite 205
                                          Richmond, VA 23235

Name and address
  of agent for service:                   The Corporation Trust Company
                                          1209 Orange Street
                                          Wilmington, DE 19801

                                          with a copy to:

                                          John H. Lively
                                          Husch Blackwell Sanders LLP
                                          4801 Main Street, Suite 1000
                                          Kansas City, MO 64112

Registrant's telephone number,
      including area code:                800-653-2839

Date of fiscal year end:                  Last day of February

Date of reporting period:                 August 31st


Item #1.  Reports to Stockholders.

Semi-Annual Report 2008
August 31, 2008
(Unaudited)


DGHM ALL-CAP VALUE FUND
Class A Shares
Class C Shares



This report and the financial statements contained herein are submitted for the general information of the shareholders of the DGHM All-Cap Value Fund (the
Fund). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. The Funds shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds shares are also not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Funds distributor is a bank.

Distributor: First Dominion Capital Corp., 8730 Stony Point Pkwy, Suite 205, Richmond VA 23235, Phone 1-800-653-2839.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is subject to the following risks: market risk, small-cap, mid-cap and large cap securities risk, management style risk, sector risk, issuer risk and ETF risks. More information about these risks and other risks can be found in the Funds prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-800-653-2839. The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some or all points during the period by Dalton, Greiner, Hartman, Maher & Co., LLC, the investment adviser to the Fund, waiving or reimbursing part of the Funds total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Semi-Annual Report was first distributed to shareholders on or about October 30, 2008.


For More Information on your DGHM All-Cap Value Fund:

              Call Our Shareholder Services Group Toll-Free at 1-800-653-2839

FUND EXPENSES (UNAUDITED)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemption payments, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares                                          Beginning                       Ending                        Expenses Paid
Expense Example                                         Account Value March 1, 2008     Account Value August 31, 2008 During Period*
---------------                                         ---------------------------     ----------------------------- --------------

Actual                                                  $1,000.00                       $1,047.50                       $9.03

Hypothetical (5% return before expenses)                $1,000.00                       $1,016.38                       $8.89




Class C Shares                                          Beginning                       Ending                         Expenses Paid
Expense Example                                         Account Value March 1, 2008     Account Value August 31, 2008 During Period*
---------------                                         ---------------------------     ----------------------------- --------------

Actual                                                  $1,000.00                       $1,043.40                       $12.88

Hypothetical (5% return before expenses)                $1,000.00                       $1,012.60                       $12.68

* Expenses are equal to the Funds annualized expense ratios of 1.75% and 2.50% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


DGHM ALL-CAP VALUE FUND
Schedule of Investments
(Unaudited)

As of August 31, 2008

                                                Shares     Market Value (Note 1)
                                                ------     ---------------------
COMMON STOCKS - 94.92%

Aerospace/Defense - 3.00%
        General Dynamics Corporation            1,466           $       135,312
                                                                ---------------

Banks - 5.43%
        City National Corporation               2,270                   112,342
        Old National Bancorp                    7,600                   132,468
                                                                ----------------
                                                                         244,810
                                                                ----------------

Beverages - 1.12%
        Amheuser-Busch Companies, Inc.          740                     50,216
                                                                ----------------

Chemicals - 5.54%
        Lubrizol Corporation                    2,080                   110,219
        PPG Industries, Inc.                    2,215                   139,235
                                                                ----------------
                                                                         249,454
                                                                ----------------

Computers - 4.81%
        International Business Machines
        Corporation                             810                     98,601
        *Teradata Corporation                   4,815                   118,305
                                                                ----------------
                                                                         216,906
                                                                ----------------

Diversified Financial Services - 7.65%
        Invesco Limited                         5,875                   150,576
        JPMorgan Chase & Co.                    2,455                   94,493
        The Goldman Sachs Group, Inc.           608                     99,694
                                                                ----------------
                                                                         344,763
                                                                ----------------

Electric - 5.27%
        Dominion Resources, Inc.                2,450                   106,648
        NSTAR                                   3,870                   130,961
                                                                ----------------
                                                                         237,609
                                                                ----------------

Environmental Control - 1.97%
        Waste Management, Inc.                  2,520                   88,654
                                                                ----------------

Food - 4.96%
        Kellogg Company                         2,010                   109,424
        The Kroger Co.                          4,120                   113,794
                                                                ----------------
                                                                         223,218
                                                                ----------------
Healthcare Services - 7.20%
        *DaVita, Inc.                           2,835                   162,701
        Quest Diagnostics, Inc.                 2,990                   161,610
                                                                ----------------
                                                                         324,311
                                                                ----------------
Insurance - 6.10%
        ACE Limited                             2,890                   152,043
        The Travelers Companies, Inc.           2,780                   122,765
                                                                ----------------
                                                                         274,808
                                                                ----------------

Media - 5.56%
        Comcast Corporation, Cl. A              4,910                   103,797
        Time Warner, Inc.                       8,965                   146,757
                                                                ----------------
                                                                         250,554
                                                                ----------------
Metal Fabrication/Hardware - 2.14%
        Mueller Industries, Inc.                3,440                   96,492
                                                                ----------------
Miscellaneous Manufacturing - 8.04%
        3M Company                              1,690                   121,004
        Dover Corporation                       2,280                   112,586
        Teleflex Incorporated                   1,995                   128,817
                                                                ----------------
                                                                         362,407
                                                                ----------------
Oil & Gas - 7.18%
        EnCana Corporation                      1,510                   113,099
        Helmerich & Payne, Inc.                 1,690                   96,533
        Occidental Petroleum Corporation        1,435                   113,882
                                                                ----------------
                                                                         323,514
                                                                ----------------
Oil & Gas Services - 6.53%
        BJ Services Company                     5,680                   152,508
        *Oil States International               2,545                   141,578
                                                                ----------------
                                                                         294,086
                                                                ----------------

Real Estate Investment Trust - 2.25%
        Vornado Realty Trust                    1,020                   101,449
                                                                ----------------

Retail - 4.03%
        Brinker International, Inc.             4,915                   92,992
        The Gap, Inc.                           4,550                   88,498
                                                                ----------------
                                                                         181,490
Savings & Loans - 3.14%
        People's United Financial, Inc.         7,890                   141,389
                                                                ----------------
Telecommunications - 3.00%
        Telephone & Data Systems, Inc.          3,520                   135,168
                                                                ----------------
TOTAL COMMON STOCKS (Cost $4,234,383)                                  4,276,610
                                                                ----------------
(Continued)

DGHM ALL-CAP VALUE FUND
Schedule of Investments
(Unaudited)

As of August 31, 2008


                                                Shares     Market Value (Note 1)
                                                ------      --------------------

INVESTMENT COMPANY - 1.04%
Evergreen Institutional Treasury
Money Market Fund - 1.81% (Cost $46,880)        46,880          $       46,880

Total Investments (Cost $4,281,263) - 95.96%                    $     4,323,490
Other Assets Less Liabilities - 4.04%                                   181,966

Net Assets - 100.00%                                           $     4,505,456

*Non-income producing investment. Represents 7 day effective yield at August 31, 2008.


Summary of Investments by Industry

Industry                                        % of Net Assets    Market Value
--------                                        ---------------    ------------
Aerospace / Defense                             3.00%               $    135,312
Banks                                           5.43%                    244,810
Beverages                                       1.12%                     50,216
Chemicals                                       5.54%                    249,454
Computers                                       4.81%                    216,906
Diversified Financial Services                  7.65%                    344,763
Electric                                        5.27%                    237,609
Environmental Control                           1.97%                     88,654
Food                                            4.96%                    223,218
Healthcare Services                             7.20%                    324,311
Insurance                                       6.10%                    274,808
Investment Company                              1.04%                     46,880
Media                                           5.56%                    250,554
Metal Fabrication / Hardware                    2.14%                     96,492
Miscellaneous Manufacturing                     8.04%                    362,407
Oil & Gas                                       7.18%                    323,514
Oil & Gas Services                              6.53%                    294,086
Real Estate Investment Trust                    2.25%                    101,449
Retail                                          4.03%                    181,490
Savings & Loans                                 3.14%                    141,389
Telecommunications                              3.00%                    135,168
                                                ------              ------------
Total                                          95.96%                $ 4,323,490

See Notes to Financial Statements


DGHM ALL-CAP VALUE FUND
Statement of Assets and Liabilities
(Unaudited)

As of August 31, 2008
Assets:
        Investments, at value (cost $4,281,263)                                 $  4,323,490
        Receivables:
                Investments sold                                                     128,927
                Fund shares sold                                                       9,882
                Dividends                                                             11,571
        Prepaid expenses
                Fund accounting fees                                                   3,331
                Compliance services fees                                                 618
                Registration & filing fees                                            22,480
                Other expenses                                                         1,613
        Due from affiliates:
                Advisor (note 2)                                                      14,019
                                                                                -------------
Total assets                                                                        4,515,931
                                                                                -------------
Liabilities:
        Accrued expenses                                                               10,475
                                                                                -------------
        Total liabilities                                                              10,475
                                                                                -------------
Net Assets                                                                      $   4,505,456
Net Assets Consist of:
        Capital (par value and paid in surplus)
                                $   4,599,177
        Undistributed net investment income                                             2,990
        Accumulated net realized loss on investments                                 (138,938)
        Net unrealized appreciation on investments

                               42,227
                                                                                -------------
        Total Net Assets                                                       $   4,505,456
                                                                                -------------
Class A Shares
        Shares Outstanding, $0.001 par value (unlimited authorized shares)            234,431
        Net Assets                                                              $   2,274,343
        Net Asset Value and Redemption Price Per Share (a)                      $        9.70
        Maximum Offering Price Per Share ($9.70  95.00%)                       $       10.21
                                                                                -------------
Class C Shares
        Shares Outstanding, $0.001 par value (unlimited authorized shares)            231,877
        Net Assets                                                              $   2,231,113
        Net Asset Value, Maximum Offering Price and Redemption
        Price Per Share (a)                                                     $        9.62

(a) May be subject to a contingent deferred sales charge if redeemed within one year of purchase date (see note 1).

See Notes to Financial Statements

                                        4

DGHM ALL-CAP VALUE FUND
Statement of Operations
(Unaudited)

For the six month period ended August 31, 2008

Investment Income:
        Dividends (Net of foreign withholding tax of $199)                      $      48,199
                                                                                -------------
        Total Income                                                                   48,199
                                                                                -------------

Expenses:
        Advisory fees (note 2)                                                         15,949
        Administration fees (note 2)                                                   12,000
        Transfer agent fees (note 2)                                                   15,012
        Fund accounting fees (note 2)                                                  21,082
        Compliance service fees (note 2)                                                3,906
        Custody fees                                                                    4,790
        Distribution and service fees - Class A Shares (note 3)                         2,644
        Distribution and service fees - Class C Shares (note 3)                        10,688
        Registration and filing administration fees (note 2)                            8,145
        Legal fees                                                                     11,090
        Audit and tax preparation fees                                                  7,562
        Registration and filing expenses                                               20,913
        Printing expenses                                                                 504
        Trustee fees and meeting expenses                                               6,050
        Securities pricing fees                                                         1,562
        Other operating expenses                                                        5,042
                                                                                -------------
        Total Expenses                                                                146,939
                                                                                -------------
        Expenses reimbursed by advisor (note 2)                                       (85,781)
        Advisory fees waived (note 2)                                                 (15,949)
                                                                                -------------
        Net Expenses                                                                   45,209
                                                                                -------------
Net Investment Income                                                                   2,990
                                                                                -------------
Realized and Unrealized (Loss) Gain on Investments

        Net realized loss from investment transactions                               (102,911)
        Change in unrealized appreciation on investments                              295,982
                                                                                -------------
Realized and Unrealized Gain on Investments                                           193,071
                                                                                -------------
Net Increase in Net Assets Resulting from Operations                            $     196,061
                                                                                -------------
See Notes to Financial Statements



DGHM ALL-CAP VALUE FUND
Statements of Changes in Net Assets

                                                                        August 31,              February 29,

For the six month period or fiscal year ended                           2008 (a)                2008 (b)

Operations:
        Net investment income (loss)                                    $  2,990                $  (4,504)
        Net realized loss from investment transactions                   (102,911)                (36,027)
        Change in unrealized appreciation (depreciation)
        on investments                                                    295,982                (253,755)
                                                                        -----------             -----------
Net Increase (Decrease) in Net Assets Resulting from Operations           196,061                (294,286)
                                                                        -----------             -----------
Capital Share Transactions: (note 7)
        Class A Shares
                Shares sold                                                430,450                2,229,146
                Shares repurchased                                        (317,640)                (250,117)
        Class C Shares
                Shares sold                                                496,300                2,277,848
                Shares repurchased                                        (403,475)                (113,831)
                                                                        -----------             ------------
Increase from Capital Share Transactions                                   205,635                4,143,046
                                                                        -----------             ------------
Net Increase in Net Assets                                                 401,696                3,848,760
                                                                        -----------             ------------
Net Assets:
        Beginning of period                                               4,103,760                 255,000
                                                                        -----------             ------------
        End of period                                                    $4,505,456             $ 4,103,760
                                                                        -----------             ------------
Undistributed Net Investment Income                                      $    2,990             $         -

(a)Unaudited.
(b)For the period from June 20, 2007 (Commencement of Operations) to February
29, 2008.

See Notes to Financial Statements


DGHM ALL-CAP VALUE FUND
Financial Highlights


                                                                                 Class A Shares
                                                                ------------------------------------------------
For a share outstanding during the                              August 31,                      February 29,
six month period or fiscal year ended                           2008 (a)                        2008 (b)
                                                                ------------                    ----------------
Net Asset Value, Beginning of Period                            $       9.26                    $          10.00
Income (Loss) from Investment Operations
        Net investment income                                           0.02                                0.01
        Net realized and unrealized gain (loss) on securities           0.42                               (0.75)
                                                                ------------                    -----------------
Total from Investment Operations                                        0.44                               (0.74)
                                                                ------------                    -----------------
Net Asset Value, End of Period                                  $       9.70                    $            9.26
                                                                ------------                    -----------------
Total Return (e)                                                        4.75%                               (7.40)%

Net Assets, End of Period (in thousands)                        $      2,274                    $           2,066
Average Net Assets for the Period (in thousands)                $      2,098                    $           1,544
Ratios of:
Gross Expenses to Average Net Assets (c)                                6.53%(d)                             8.52%(d)
Net Expenses to Average Net Assets (c)                                  1.75%(d)                             1.75%(d)
Net Investment Income to Average Net Assets                             0.52%(d)                             0.20%(d)
Portfolio Turnover Rate                                                 62.22%                              80.71%

                                                                                Class C Shares
                                                                --------------------------------------------------
For a share outstanding during the                              August 31,                      February 29,
six month period or fiscal year ended                           2008 (a)                        2008 (b)
                                                                --------------                  ------------------
Net Asset Value, Beginning of Period                            $         9.22                  $            10.00
Income (Loss) from Investment Operations
        Net investment loss                                              (0.01)                              (0.03)
        Net realized and unrealized gain (loss) on securities             0.41                               (0.75)
                                                                --------------                  -------------------
Total from Investment Operations                                          0.40                               (0.78)
                                                                --------------                  -------------------
Net Asset Value, End of Period                                  $         9.62                  $             9.22
                                                                --------------                  -------------------
Total Return (e)                                                          4.34%                              (7.80)%

Net Assets, End of Period (in thousands)                        $        2,231                  $             2,038
Average Net Assets for the Period (in thousands)                $        2,120                  $             1,713
Ratios of:
Gross Expenses to Average Net Assets (c)                                  7.28%(d)                             9.27%(d)
Net Expenses to Average Net Assets (c)                                    2.50%(d)                             2.50%(d)
Net Investment Loss to Average Net Assets                                (0.23)%(d)                           (0.55)%(d)
Portfolio Turnover Rate                                                  62.22%                               80.71%

(a)Unaudited.
(b)For the period from June 20, 2007 (Commencement of Operations) to February
29, 2008.
(c)The expense ratios listedabove reflect total expenses prior to anywaivers and reimbursements (gross expense ratio) and afterany waivers and reimbursements(net expense ratio). (d)Annualized.
(e)Total return does not reflect sales charge, if any.


See Notes to Financial Statements

DGHM All-Cap Value Fund
Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

The DGHM All-Cap Value Fund (the Fund) is a series portfolio of the DGHM Investment Trust (the Trust). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund is classified as diversified as defined in the 1940 Act.

The Fund commenced operations on June 20, 2007. The investment objective of the Fund is to provide long-term capital appreciation through investments that its investment advisor, Dalton, Greiner, Hartman, Maher & Co., LLC (the Advisor) believes are undervalued.

The Fund has two classes of shares: Class A shares and Class C shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the Trustees) determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds Class C shares are sold without an initial sales charge; however, both Class A and C shares are subject to a contingent deferred sales charge. Class A shares sold are subject to a maximum initial sales charge of 5%, as well as a contingent deferred sales charge of 0.5% imposed on shares redeemed within one year of purchase of $1,000,000 or more. Class C shares impose a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust. Class C shares automatically convert into Class A shares after seven years.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Funds investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds net asset value calculation. A portfolio securitys fair value price may differ from the price next available for that portfolio security using the Funds normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
In September 2006, Financial Accounting Standards Board (FASB) issued Statement on Accounting Standards No. 157, Fair Value Measurement (SFAS 157). SFAS 157 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

a. Level 1: quoted prices in active markets for identical securities
b. Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.) c. Level 3: significant unobservable inputs (including the Funds own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2008, in valuing the Fund's assets:


Valuation Inputs                                Investments In Securities
----------------                                -------------------------
Level 1                                         $4,276,610
Level 2                                         $46,880
Level 3                                                 -

(Continued)

DGHM All-Cap Value Fund
Notes to Financial Statements (Unaudited)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general Trust expenses, if any, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of the contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2. Transactions with Affiliates

Advisor
The Fund pays a monthly advisory fee to the Advisor based upon the average daily net assets of the Fund and calculated at an annual rate shown in the table below. The Advisor has entered into a contractual agreement (Expense Limitation Agreement") with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund through February 28, 2009, if necessary, in amounts that limit the Funds total operating expenses (exclusive of interest, taxes, brokerage fees, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Funds business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the 1940 Act) to not more than a specified percentage of the average daily net assets of the Fund. There can be no assurance that the Expense Limitation Agreement will continue in the future. Below is the amount of fees waived and expenses reimbursed.



Period          Advisor Fees            Expense                 AdvisorFees     Expenses
Ending          Rate                    Limitation Ratio        Waived          Reimbursed
----------      ---------------         ------------------      --------------  --------------
08/31/08        0.75%                   1.50% Class A
                                        1.50% Class C           $15,949         $85,781
----------------------------------------------------------------------------------------------
02/29/08        0.75%                   1.50% Class A
                                        1.50% Class C           $17,020         $136,399



Administrator
During the period covered by this report, the Fund paid a monthly administration fee to The Nottingham Company (the Previous Administrator) based upon the average daily net assets of the respective share class and calculated at the annual rates as shown in the schedule provided below.

The Previous Administrator also received a fee to procure and pay the custodian for the Fund, additional compensation for fund accounting and recordkeeping service and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses (which are immaterial in amount). A breakdown of these fees is provided on the following page.

Certain Trustees and officers of the Trust are also officers of the Advisor. During the period covered by this report, certain officers of the Trust were also officers of the Previous Administrator.

Compliance Services
During the period covered by this report, Nottingham Compliance Services, LLC, a wholly owned affiliate of the Previous Administrator, provided services which assisted the Trusts Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust as required by Rule 38a-1 of the Securities and Exchange Commission (SEC). It received compensation for this service at an annual rate of $7,750.

(Continued)

DGHM All-Cap Value Fund
Notes to Financial Statements (Unaudited)

Transfer Agent
During the period covered by this report, North Carolina Shareholder Services, LLC (Previous Transfer Agent) served as transfer, dividend paying, and shareholder servicing agent for the Fund. It received compensation for its services based upon a $15 per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares.

Distributor
During the period covered by this report, Capital Investment Group, Inc. (the Previous Distributor) served as the Funds principal underwriter and distributor. The Previous Distributor received any sales charges imposed on purchases of Class A shares and re-allocated a portion of such charges to dealers through whom the sale was made, if any. For the six month period ended August 31, 2008, the Previous Distributor retained sales charges in the amount of $6.

Change in Service Providers

Effective October 1, 2008, the Fund changed to the following service providers: Commonwealth Shareholder Services, Administrator; First Dominion Capital Corporation, Distributor; and Commonwealth Fund Services, Inc., Transfer Agent.


Administration Fees (a)                         Fund Accounting Fees            Fund Accounting              Blue Sky Administration
                                                (monthly) (b)                   Asset Based Fees                Fees (annual)
-----------------------------------             -------------------------       ------------------------------------  --------------
Average Net Assets      Annual Rate                                             Average Net Assets      Annual Rate
------------------      -----------                                             ------------------      ------------

First $50 Million       0.175%                  $2,700                          All Assets              0.01%      $150 per state,
                                                                                                                        per class
Next $50 Million        0.150%                  $750
Next $50 Million        0.125%
Next $50 Million        0.100%
Over $200 Million       0.075%


(a) Subject to a minimum of $2,000 per month.
(b) Subject to $2,700 for the first class, $750 for each additional class.

3. Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not interested persons of the Trust as defined in the 1940 Act and a majority of the Trustees who have no direct or indirect financial interest in the operation of the distribution and service plans (the Plans), or any agreement relating to such Plans, adopted such Plans pursuant to Rule 12b-1 of the 1940 Act applicable to the Class A Shares and Class C Shares. The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the Class A Shares or 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Funds principal underwriter and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class A Shares and Class C Shares in the Fund or support servicing of those classes shareholder accounts. The Fund incurred $2,644, and $10,688, in distribution and service fees under the Plans with respect to Class A Shares and Class C Shares, respectively, for the six month period ended August 31, 2008.

4. Purchases and Sales of Investment Securities

For the six month period ended August 31, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:


Purchases of Securities                         Proceeds from
                                                Sales of Securities
------------------------                        ---------------------
$2,675,837                                      $2,543,973


     There were no purchases or sales of long-term U.S. government obligations during the period.

5. Federal Income Tax

The tax components of capital shown in Table 1 on the following page represent:
(1) distribution requirements the Fund must satisfy under the income tax regulations, and (2) unrealized appreciation or depreciation of investments for federal income tax purposes as of February 29, 2008.

Accumulated capital losses noted below represent net capital loss carryovers as of February 29, 2008 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. The Capital Loss Carry-forward for the period ended February 29, 2008 is $3,338 which will expire in February 29, 2016.

(Continued)

Other book to tax differences in the current year primarily consist of post-October loss deferrals.


Table 1

Undistributed                                           Other Book/Tax Differences
--------------------------------------------------
Ordinary Income         Accumulated Capital Losses                                      Net Tax Appreciation
---------------         --------------------------      ---------------------------     ---------------------
$    -                  ($3,338)                        ($6,485)                        ($279,959)



As a result of the Funds operating net investment loss, the following reclassification, shown in Table 2, was made for the fiscal year ended February 29, 2008. This reclassification had no effect on the net assets or the net asset value of the Fund.


Table 2

                                Increase (Decrease) in
Paid-in Capital                 Undistributed Net Investment Gain (Loss)        Undistributed Net Realized Gain on Investments
-----------------------         -----------------------------------------       ----------------------------------------------
($4,504)                        $4,504                                          $    -



The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 2008, are shown in Table 3. There is no difference between the book and tax cost.


Table 3

Federal Tax Cost                Aggregate Gross Unrealized
                                -------------------------------

                            Appreciation Depreciation
-----------------               ------------    ---------------
$4,281,263                      $217,898        ($175,671)


The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may arise from differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carry-forwards. Certain permanent differences such as tax returns of capital and net investment losses, if any, would be classified against capital. There were no dividends or distributions of net investment income or net realized gains paid during the period from June 20, 2007 (Commencement of Operations) to February 29, 2008

Management has analyzed the Funds potential tax position for the purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds financial statements.

6. Commitments and Contingencies

Under the Trusts organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Fund, and others that provide for general indemnifications. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects that risk of loss to be remote.

(Continued)

DGHM All-Cap Value Fund
Notes to Financial Statements (Unaudited)

7.  Capital Share Transactions


                                                Class A Shares                                  Class C Shares
                                                ----------------------------            ----------------------------
For the six month period or                     August 31,      February 29,            August 31,      February 29,
fiscal period ended                             2008            2008 (a)(b)             2008            2008 (a)(b)
-----------------------------------------       -------------   -------------           ------------    -------------
Transactions in Capital Shares
        Shares sold                             44,847          228,769                 51,881          228,136
        Shares repurchased                      (33,590)        (25,995)                (41,150)        (12,090)
Net Increase in Capital Shares                  11,257          202,774                 10,731          216,046
Shares Outstanding, Beginning of Period         223,174         20,400                  221,146         5,100
Shares Outstanding, End of Period               234,431         223,174                 231,877         221,146

(a) Period from June 20, 2007 (Commencement of Operations) to February 29, 2008
(b) Audited.


(Continued)

DGHM All-Cap Value Fund
Additional Information (Unaudited)

1. Proxy Voting Policies and Voting Record

A copy of the Trusts Proxy Voting and Disclosure Policy and the Advisors Proxy Voting and Disclosure Policy are included as Appendix B to the Funds Statement of Additional Information and is available, without charge, (1) upon request, by calling 1-800-653-2839 and (2) on the SECs website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (1) upon request, by calling the Fund at the number above and
(2) on the SECs website at http://www.sec.gov.

2. Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q are available on the SECs website at http://www.sec.gov. You may review and make copies at the SECs Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SECs Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or without charge, upon request, by calling the fund at 1-800-653-2839. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

The DGHM ALL-CAP VALUE
FUND is a series of the
DGHM Investment Trust

For Shareholder Service Inquiries:    For Investment Advisor Inquiries:

Documented:                           Documented:

Commonwealth Fund Services, Inc.      Dalton, Greiner, Hartman, Maher & Co., LLC
8730 Stony Point Parkway, Suite 205   565 Fifth Avenue, Suite 2101
Richmond, Virginia 23235              New York, New York 10017-2413


Toll-Free Telephone:                 Toll-Free Telephone:

1-800-653-2839                       1-800-653-2839

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.


ITEM 6.  INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
        COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by the report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Code of ethics. Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): DGHM Investment Trust



By:   /s/ Jeffrey C. Baker
      ---------------------
      Jeffrey C. Baker
      President and Principal Executive Officer

Date: November 10, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:   /s/ Jeffrey C. Baker
      ---------------------
      Jeffrey C. Baker
      President and Principal Executive Officer,
      DGHM Investment Trust

Date: November 10, 2008





By:   /s/ Thomas F. Gibson
      ---------------------
      Thomas F. Gibson
      Principal Financial Officer,
      DGHM Investment Trust

Date: November 10, 2008